Other Accounts Payable and Accrued Expenses	12 Months Ended
Dec. 31, 2017
Other Accounts Payable and Accrued Expenses [Abstract]
OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES
NOTE 7: -	OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2017	2016

Royalties - IIA payable	$1,096	$938
Commissions to distributors	429	333
Accrued expenses	1,903	810

	$3,428	$2,081